Average Annual Total Returns - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Software and IT Services Portfolio	Apr. 29, 2024
Select Software and IT Services Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	51.56%
Past 5 years	20.72%
Past 10 years	17.17%
Select Software and IT Services Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	48.97%
Past 5 years	18.35%
Past 10 years	15.02%
Select Software and IT Services Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	32.37%
Past 5 years	16.35%
Past 10 years	13.73%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1524
Average Annual Return:
Past 1 year	45.32%
Past 5 years	18.82%
Past 10 years	16.44%